Schedule of other borrowings (Details) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Total other borrowings	$ 3,685	$ 1,668
Long-term portion of other borrowings	1,903	696
CEBA Loans [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 688	696
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Maturity date	December 2026
Macdonald DND Site Development LP [Member]
Short-Term Debt [Line Items]
Total other borrowings		719
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Maturity date	September 2024
Meridian OneCap [Member]
Short-Term Debt [Line Items]
Total other borrowings		31
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Maturity date	November 2027
Nu-quest Distribution Inc. [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 2,851
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Maturity date	September 30, 2026
Arbinder Sohi [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 146	$ 222
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Maturity date	On demand